SELECTED QUARTERLY FINANCIAL DATA (Tables)	12 Months Ended
Dec. 31, 2015
Selected Quarterly Financial Data

WATSCO, INC. AND SUBSIDIARIES

SELECTED QUARTERLY FINANCIAL DATA

(UNAUDITED)

(In thousands, except per share data)	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter	Total
Year Ended December 31, 2015
Revenues (1)	$808,972	$1,223,439	$1,177,012	$903,816	$4,113,239
Gross profit	204,225	295,245	285,846	222,041	1,007,357
Net income attributable to Watsco, Inc.	$23,048	$65,423	$57,968	$26,490	$172,929

Earnings per share for Common and Class B common stock (2):
Basic	$0.65	$1.86	$1.64	$0.75	$4.91

Diluted	$0.65	$1.85	$1.64	$0.75	$4.90

Year Ended December 31, 2014
Revenues (1)	$762,568	$1,170,186	$1,134,999	$876,787	$3,944,540
Gross profit	188,069	279,273	274,765	214,295	956,402
Net income attributable to Watsco, Inc.	$16,753	$56,101	$54,461	$24,072	$151,387

Earnings per share for Common and Class B common stock (2):
Basic	$0.48	$1.60	$1.56	$0.69	$4.33

Diluted	$0.48	$1.60	$1.56	$0.69	$4.32

(1)	Sales of residential central air conditioners, heating equipment and parts and supplies are seasonal. Demand related to the residential central air conditioning replacement market is typically highest in the second and third quarters, and demand for heating equipment is usually highest in the fourth quarter. Demand related to the new construction sectors throughout most of the markets is fairly even during the year except for dependence on housing completions and related weather and economic conditions.
(2)	Quarterly and year-to-date earnings per share are calculated on an individual basis; therefore, the sum of earnings per share amounts for the quarters may not equal earnings per share amounts for the year.